Equity and other comprehensive income (loss) - Additional Information (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividend proposed		kr 1.00	kr 3.70
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.00
Stock Purchase Plan [member]
Disclosure of classes of share capital [line items]
Repurchase of shares		3,000,000
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value		kr 5.00
Voting rights of share holders		One vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5.00
Voting rights of share holders			One tenth of one vote per share
Treasury shares		50,265,499	62,192,390	49,367,641